Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2015	Mar. 02, 2016
Document And Entity Information
Entity Registrant Name	Blue Water Bar & Grill, Inc.
Entity Central Index Key	0001593470
Document Type	S-1/A
Document Period End Date	Dec. 31, 2015
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 17,759,500
Entity Common Stock, Shares Outstanding		108,009,530
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2015
Amendment description

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.